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                [AUSA Life Insurance Company, Inc. Letterhead]



September 11, 2000



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Endeavor Variable Annuity Account
     File No. 811-8750, CIK 0000929519
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Endeavor Series Trust, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, WRL Series Fund, Inc. and First Trust Advisors, L.P. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 29, 2000 Endeavor Series Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000847254); on September 7, 2000 Transamerica Variable Insurance Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001002786); on August 24, 2000 Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494); on August 24, 2000 Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); on August 25, 2000 Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384); on August 25, 2000, WRL Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207); and on
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Securities and Exchange Commission
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September 11, 2000


August 21, 2000 First Trust Advisors, L.P. filed its semi-annual report with the Commission via EDGAR (CIK: 0001080879). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

AUSA Life Insurance Company, Inc.

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division